Related Party Transactions (Details) - Schedule of balance due to related parties - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related party	$ 144,617	$ 161,429
Ms. Xueying Sheng [Member]
Related Party Transaction [Line Items]
Due to related party	$ 90,269	$ 103,390
Relationship	Controller/Accounting Manager of the Company	Controller/Accounting Manager of the Company
Mr. Guohua Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 54,348	$ 58,039
Relationship	Senior management / One of the Company’s shareholders	Senior management / One of the Company’s shareholders